GENERAL	12 Months Ended
Dec. 31, 2019
Disclosure of general [Abstract]
GENERAL
NOTE 1: –      GENERAL

a.
Evogene Ltd. together with its subsidiaries ("the Company" or "Evogene"), is a leading biotechnology company aiming to revolutionize the development of novel products for life-science based industries, including human health, agriculture, and industrial applications, by utilizing cutting edge computational biology technologies. To achieve this mission, it established the Computational Predictive Biology (“CPB”) platform, leveraging the revolutions in Big Data and Artificial Intelligence and incorporating a deep understanding of biology. The CPB platform aims to disrupt conventional life-science product development methodology, currently challenged by inefficiencies, by computationally designing the most relevant core components for life-science products such as microbes, small molecules and genes. This platform is utilized by the Company to discover and develop innovative products in the following areas: ag-chemicals, ag-biologicals, seed traits, medical cannabis, human microbiome-based therapeutics and integrated castor oil ag-solutions.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market ("NASDAQ") since December 2016.

b.	The Company principally derives its revenues from collaboration arrangements, see Note 5. As to major customers, see Note 20c.

c.
The Company has the following subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., Lavie Bio Ltd., Canonic Ltd., Lavie Bio Inc., Lavie Tech Inc. and Taxon Biosciences, Inc.

Casterra Ag Ltd. was incorporated on January 1, 2012 and is currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. Since 2015, Evogene Inc. has been engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products. Lavie Bio Ltd. has incorporated two wholly owned subsidiaries, Lavie Bio Inc. and Lavie Bio Tech. Lavie Bio Tech wholly owns as a subsidiary Taxon Biosciences, Inc. (see item d below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products.

d.
On August 6, 2019, Corteva Inc. (“Corteva”) invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. for 27.84% of Lavie Bio Ltd.'s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement, including with respect to the commercialization by Corteva of Lavie Bio Ltd.’s products, mainly in corn and soybean (See Note 11 and Note 16).

e.
The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture - Evogene seed traits division, Lavie Bio, Ag Planus; (2) Human - Biomica, Canonic; and (3) Industry - Casterra (see also Note 20).

f.	Definitions

In these Financial Statements –

Subsidiary
-    Company that is controlled by the Company (as defined in International Financial Reporting Standards (“IFRS”) 10- Consolidated Financial Statements) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in International Accounting Standard (“IAS”) 24- Related Party Disclosures.